Consolidated Statement of Shareholders' Equity - 3 months ended Mar. 31, 2015 - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 24,895	$ 6,188	$ 346,581	$ (320,452)	$ (7,423)
Balance (in shares) at Dec. 31, 2014		40,191,264
Subscription of warrants	0
Issuance of ordinary shares on exercise of stock or warrants.	247	$ 8	239
Issuance of ordinary shares on exercise of stock or warrants. (in shares)		61,750
Stock-based compensation expense	1,751		1,751
Net income	11,647			11,647
Other comprehensive income (loss)	(16,293)				(16,293)
Balance at Mar. 31, 2015	$ 22,246	$ 6,196	$ 348,571	$ (308,805)	$ (23,716)
Balance (in shares) at Mar. 31, 2015		40,253,014